Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (11,353,000)	$ (16,386,000)	$ (28,962,000)	$ (19,445,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	28,000	30,000	39,000	38,000
Redeemable warrants valuation adjustment				(35,000)
Gain on sale of fixed assets			(18,000)
Abandonment and expiration of patents and trademark rights	46,000	14,000	14,000
Amortization of patent and trademark rights	154,000	150,000	199,000	218,000
Non-cash lease expense			287,000	(680,000)
Changes in right of use assets	226,000	151,000
Loss from sale of income tax operating losses		(900,000)		197,000
Equity-based compensation	490,000	182,000	243,000	954,000
Loss (gain) on sale of marketable investments	(95,000)	201,000	(200,000)	1,679,000
Loss on issuance of warrants	458,000
Amortization of financial obligation	232,000
Change in assets and liabilities:
Other receivables		(9,000)
Funds receivable from New Jersey operating loss sales	1,181,000	1,676,000	492,000	(35,000)
Prepaid expenses and other current assets	(63,000)	192,000	153,000	(151,000)
Lease liability	(231,000)	(136,000)	(274,000)	688,000
Other assets	(1,028,000)		(486,000)	(83,000)
Accounts payable	(179,000)	2,411,000	6,066,000	179,000
Accrued expenses	(799,000)	915,000	1,180,000	368,000
Net cash used in operating activities	(10,933,000)	(11,509,000)	(21,267,000)	(16,108,000)
Cash flows from investing activities:
Proceeds from sale of marketable investments	1,597,000	924,000	1,299,000	10,083,000
Purchase of marketable investments	(158,000)	(1,155,000)	(1,593,000)	(2,724,000)
Purchase of property and equipment	(18,000)	(10,000)		(86,000)
Proceeds from sale of property and equipment			47,000	3,900,000
Purchase of patent and trademark rights	(419,000)	(377,000)	(585,000)	(185,000)
Net cash (used in) provided by investing activities	1,002,000	(618,000)	(832,000)	10,988,000
Cash flows from financing activities:
Proceeds from sale of stock, net of issuance costs	860,000	338,000	485,000	80,000
Proceeds from note payable, net of issuance costs	2,500,000
Proceeds from issuance of equity warrants	2,047,000
Net cash provided by financing activities	5,407,000	338,000	485,000	80,000
Net decrease in cash and cash equivalents	(4,524,000)	(11,789,000)	(21,614,000)	(5,040,000)
Cash and cash equivalents at beginning of year	5,439,000	27,053,000	27,053,000	32,093,000
Cash and cash equivalents at end of year	915,000	15,264,000	5,439,000	27,053,000
Supplemental disclosures of non-cash investing and financing cash flow information:
Operating lease-Right of Use Assets	(3,000)	49,000
Unrealized gain (loss) on marketable investments	373,000	(71,000)	376,000	(928,000)
Conversion of Series B preferred		6,000	7,000	19,000
Conversion of note payable interest into shares	$ 175,000
Operating lease liability arising from obtaining right of use asset			$ 73,000	$ 736,000